Property and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

The components of property and equipment at December 31, 2013 were as follows (in thousands):

Buildings & improvements	$613
Machinery and equipment	410
Office equipment and furniture	51

$1,074
Less accumulated depreciation	(121)

Property and equipment, net	$953

Depreciation expense for the year ended December 31, 2013 was approximately $121,000. The Company did not have fixed assets or depreciation expense for the years ended December 31, 2012 or 2011.